Document and Entity Information	Nov. 25, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 25, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-40440
Entity Registrant Name	SENTI BIOSCIENCES, INC.
Entity Central Index Key	0001854270
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-2437900
Entity Address, Address Line One	2 Corporate Drive
Entity Address, Address Line Two	First Floor
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	239-2030
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SNTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false